Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Acquisitions
Acquisitions

2. Acquisitions

FNB Transaction

On the Bank Closing Date, the Bank assumed substantially all of the liabilities, including all of the deposits, and acquired substantially all of the assets of FNB from the FDIC in an FDIC-assisted transaction. As part of the P&A Agreement, the Bank and the FDIC entered into loss-share agreements covering future losses incurred on certain acquired loans and OREO. The Company refers to acquired commercial and single family residential loan portfolios and OREO that are subject to the loss-share agreements as “covered loans” and “covered OREO”, respectively, and these assets are presented as separate line items in the Company’s consolidated balance sheet. Collectively, covered loans and covered OREO are referred to as “covered assets”.

In accordance with the loss-share agreements, the Bank may be required to make a “true-up” payment to the FDIC approximately ten years following the Bank Closing Date if the FDIC’s initial estimate of losses on covered assets is greater than the actual realized losses. The “true-up” payment is calculated using a defined formula set forth in the P&A Agreement.

The FNB Transaction was accounted for using the purchase method of accounting and, accordingly, purchased assets, including identifiable intangible assets and assumed liabilities, were recorded at their respective fair values as of the Bank Closing Date using significant estimates and assumptions to value certain identifiable assets acquired and liabilities assumed. The amounts are subject to adjustments based upon final settlement with the FDIC. The terms of the P&A Agreement provide for the FDIC to indemnify the Bank against claims with respect to liabilities and assets of FNB or any of its affiliates not assumed or otherwise purchased by the Bank and with respect to certain other claims by third parties.

Pro Forma Results of Operations

The operations acquired in the FNB Transaction are included in the Company’s operating results beginning September 14, 2013. The purchase of assets and assumption of certain liabilities of FNB from the FDIC, as receiver, was sufficiently significant to require disclosure of historical financial statements and related pro forma financial disclosure. Due to the nature and magnitude of the FNB Transaction, coupled with the federal assistance and protection resulting from the FDIC loss-share agreements, historical financial information of FNB is not relevant to future operations. The Company has omitted certain historical financial information and the related pro forma financial information of FNB pursuant to the guidance provided in Staff Accounting Bulletin Topic 1.K, Financial Statements of Acquired Troubled Financial Institutions (“SAB 1:K”), and a request for relief granted by the SEC. SAB 1:K provides relief from the requirements of Rule 3-05 of Regulation S-X in certain instances, such as the FNB Transaction, where a registrant engages in an acquisition of a significant amount of assets of a troubled financial institution for which audited financial statements are not reasonably available and in which federal assistance is so persuasive as to substantially reduce the relevance of such information to an assessment of future operations.

2. Acquisitions

FNB Transaction

On the Bank Closing Date, the Bank assumed substantially all of the liabilities, including all of the deposits, and acquired substantially all of the assets of FNB from the FDIC in an FDIC-assisted transaction. As part of the P&A Agreement, the Bank and the FDIC entered into loss-share agreements covering future losses incurred on certain acquired loans and OREO. The Company refers to acquired commercial and single family residential loan portfolios and OREO that are subject to the loss-share agreements as “covered loans” and “covered OREO”, respectively, and these assets are presented as separate line items in the Company’s consolidated balance sheet. Collectively, covered loans and covered OREO are referred to as “covered assets”. Pursuant to the loss-share agreements, the FDIC has agreed to reimburse the Bank the following amounts with respect to the covered assets pursuant to the loss-share agreements: (i) 80% of losses on the first $240.4 million of losses incurred; (ii) 0% of losses in excess of $240.4 million up to and including $365.7 million of losses incurred; and (iii) 80% of losses in excess of $365.7 million of losses incurred. The loss-share agreements for commercial and single family residential loans are in effect for 5 years and 10 years, respectively, from the Bank Closing Date and the loss recovery provisions to the FDIC are in effect for 8 years and 10 years, respectively, from the Bank Closing Date.

In accordance with the loss-share agreements, the Bank may be required to make a “true-up” payment to the FDIC approximately ten years following the Bank Closing Date if the FDIC’s initial estimate of losses on covered assets is greater than the actual realized losses. The “true-up” payment is calculated using a defined formula set forth in the P&A Agreement.

The operations of FNB are included in the Company’s operating results beginning September 14, 2013. For the period from September 14, 2014 through December 31, 2013, FNB’s operations include net interest income of $32.0 million, other revenues of $20.4 million and net income of $18.5 million. Such operating results include a preliminary bargain purchase gain of $12.6 million, before taxes of $4.5 million, and are not necessarily indicative of future operating results. FNB’s results of operations prior to the Bank Closing Date are not included in the Company’s consolidated operating results.

Transaction-related expenses of $0.1 million associated with the FNB Transaction are included in noninterest expense within the consolidated statement of operations for the year ended December 31, 2013. Such expenses were for professional services and other incremental costs associated with the integration of FNB’s operations.

The FNB Transaction was accounted for using the purchase method of accounting and, accordingly, purchased assets, including identifiable intangible assets and assumed liabilities, were recorded at their respective Bank Closing Date fair values using significant estimates and assumptions to value certain identifiable assets acquired and liabilities assumed. During the quarter ended December 31, 2013, the estimated fair values of certain identifiable assets acquired and liabilities assumed as of the Bank Closing Date were adjusted as a result of additional information obtained primarily related to the fair values of loans, covered OREO, FDIC Indemnification Asset, premises and equipment and other intangible assets. Due to the short time period between the Bank Closing Date and December 31, 2013, the real estate appraisal validation exercise remains outstanding and the Bank Closing Date valuations related to covered OREO and FDIC Indemnification Asset are considered preliminary and could differ significantly when finalized. The amounts are also subject to adjustments based upon final settlement with the FDIC. The terms of the P&A Agreement provide for the FDIC to indemnify the Bank against claims with respect to liabilities and assets of FNB or any of its affiliates not assumed or otherwise purchased by the Bank and with respect to certain other claims by third parties.

A summary of the net assets received from the FDIC in the FNB Transaction and the estimated fair value adjustments resulting in the bargain purchase gain are presented below (in thousands).

Cost basis net assets on September 13, 2013	$215,000
Cash payment received from the FDIC	45,000
Fair value adjustments:
Securities	(3,341)
Loans	(343,068)
Premises and equipment	3,565
Other real estate owned	(79,273)
FDIC indemnification asset	185,680
Other intangible assets	4,270
Deposits	(8,282)
Other	(6,966)
Bargain purchase gain	$12,585

In FDIC-assisted transactions, only certain assets and liabilities are transferred to the acquirer and, depending on the nature and amount of the acquirer’s bid, the FDIC may be required to make a cash payment to the acquirer or the acquirer may be required to make a payment to the FDIC. In the FNB Transaction, cost basis net assets of $215.0 million and an initial cash payment received from the FDIC of $45.0 million were transferred to the Bank. This initial cash payment from the FDIC is subject to adjustment and settlement. The bargain purchase gain represents the excess of the estimated fair value of the assets acquired over the estimated fair value of the liabilities assumed.

The FDIC bid form provided a list of properties (branches and support facilities) owned by FNB for sale at fixed prices. The Bank purchased 44 properties owned by FNB in connection with its bid for an aggregate purchase price of $59.5 million. For those properties owned by FNB that the Bank declined to purchase in its bid, the Bank had exclusive options to purchase those properties following the Bank Closing Date. In connection with those options, the Bank purchased an additional seven properties owned by FNB, for an aggregate purchase price of $4.9 million. The Bank also had an option to assume the leases of properties leased by FNB. The Bank was required to purchase all data management equipment and, other certain special assets, furniture, fixtures and equipment, in each case at an appraised value at any properties purchased or leased by the Bank. The Bank paid $10.3 million to the FDIC for furniture, fixtures and data management equipment. The Bank is required to pay rent to the FDIC on properties owned or leased by FNB and furniture and equipment at such properties until it surrenders such properties to the FDIC.

The resulting fair values of the identifiable assets acquired, and liabilities assumed, of FNB at September 13, 2013 are summarized in the following table (in thousands).

Cash and due from banks	$362,695
Securities	286,214
Non-covered loans	42,884
Covered loans	1,116,583
Premises and equipment	78,399
FDIC indemnification asset	185,680
Covered other real estate owned	135,187
Other assets	26,300
Other intangible assets	4,270
Total identifiable assets acquired	2,238,212

Deposits	(2,211,740)
Other liabilities	(13,887)
Total liabilities assumed	(2,225,627)
Net identifiable assets acquired/bargain purchase gain	$12,585

The Bank acquired loans both with and without evidence of credit quality deterioration since origination. Based on purchase date valuations, the Bank’s portfolio of acquired loans had a fair value of $1.2 billion as of the Bank Closing Date, with no carryover of any allowance for loan losses. Acquired loans were segregated between those considered to be PCI loans and those without credit impairment at acquisition. The following table presents details on acquired loans at the Bank Closing Date (in thousands).

	Loans, excluding	PCI	Total
	PCI Loans	Loans	Loans
Commercial and industrial	$47,874	$47,751	$95,625
Real estate	242,998	611,219	854,217
Construction and land development	26,669	158,247	184,916
Consumer	19,095	5,614	24,709
Total	$336,636	$822,831	$1,159,467

The following table presents information about the acquired PCI loans at the Bank Closing Date (in thousands).

Contractually required principal and interest payments	$1,533,667
Nonaccretable difference	542,241
Cash flows expected to be collected	991,426
Accretable difference	168,595
Fair value of loans acquired with a deterioration of credit quality	$822,831

The following table presents information about the acquired loans without credit impairment at the Bank Closing Date (in thousands).

Contractually required principal and interest payments	$466,754
Contractual cash flows not expected to be collected	43,783
Fair value at acquisition	336,636

PlainsCapital Merger

After the close of business on November 30, 2012, Hilltop acquired PlainsCapital Corporation in a stock and cash transaction. PlainsCapital Corporation merged with and into a wholly owned subsidiary, which continued as the surviving entity under the name “PlainsCapital Corporation”. Based on Hilltop’s closing stock price on November 30, 2012, the total purchase price was $813.5 million, consisting of 27.1 million shares of common stock, $311.8 million in cash and the issuance of 114,068 shares of Hilltop Non-Cumulative Perpetual Preferred Stock, Series B (the “Hilltop Series B Preferred Stock”) in exchange on a one-for-one basis for the outstanding shares of PlainsCapital Non-Cumulative Perpetual Preferred Stock, Series C, all of which were held by the United States Department of the Treasury (the “U.S. Treasury”). The fair value of assets acquired, excluding goodwill, totaled $6.5 billion, including $3.2 billion of loans, $730.8 million of investment securities and $70.7 million of identifiable intangibles. The fair value of the liabilities assumed was $5.9 billion, including $4.5 billion of deposits.

The PlainsCapital Merger was accounted for using the purchase method of accounting, and accordingly, purchased assets, including identifiable intangible assets, and assumed liabilities were recorded at their respective acquisition date fair values. The components of the consideration paid are shown in the following table (in thousands).

Fair value of consideration paid:
Common stock issued	$387,584
Preferred stock issued	114,068
Cash	311,805
Total consideration paid	$813,457

The resulting fair values of the identifiable assets acquired, and liabilities assumed, of PlainsCapital at December 1, 2012 are summarized in the following table (in thousands).

Cash and due from banks	$393,132
Federal funds sold and securities purchased agreements to resell	84,352
Securities	730,779
Loans held for sale	1,520,833
Loans, net	3,195,309
Broker-dealer and clearing organization receivables	149,457
Premises and equipment	96,886
Other intangible assets	70,650
Other assets	241,876
Total identifiable assets acquired	6,483,274

Deposits	4,463,069
Broker-dealer and clearing organization payables	263,894
Short-term borrowings	914,062
Notes payable	10,855
Junior subordinated debentures	67,012
Other liabilities	180,998
Total liabilities assumed	5,899,890

Net identifiable assets acquired	583,384
Goodwill resulting from the acquisition	230,073
Net assets acquired	$813,457

For further information regarding goodwill recorded in connection with the PlainsCapital Merger, refer to Note 9, Goodwill and Other Intangible Assets.

Expenses of $6.6 million associated with the PlainsCapital Merger are included in noninterest expense within the consolidated statement of operations for 2012. Such expenses were for professional services and other incremental costs associated with the integration of PlainsCapital’s operations.

In connection with the PlainsCapital Merger, Hilltop acquired loans both with and without evidence of credit quality deterioration since origination. The acquired loans were initially recorded at fair value with no carryover of any allowance for loan losses. Acquired loans were segregated between those considered to be PCI loans and those without credit impairment at acquisition. The following table presents details on acquired loans at the acquisition date (in thousands).

	Loans, excluding	PCI	Total
	PCI Loans	Loans	Loans
Commercial and industrial	$1,684,706	$74,911	$1,759,617
Real estate	1,077,295	63,866	1,141,161
Construction and land development	232,313	34,008	266,321
Consumer	28,131	79	28,210
Total	$3,022,445	$172,864	$3,195,309

The following table presents information about the PCI loans at acquisition (in thousands).

Contractually required principal and interest payments	$252,818
Nonaccretable difference	61,527
Cash flows expected to be collected	191,291
Accretable difference	18,427
Fair value of loans acquired with a deterioration of credit quality	$172,864

The following table presents information about the acquired loans without credit impairment at acquisition (in thousands).

Contractually required principal and interest payments	$3,498,554
Contractual cash flows not expected to be collected	92,526
Fair value at acquisition	3,022,445

Pro Forma Results of Operations

The purchase of assets and assumption of certain liabilities of FNB from the FDIC, as receiver, was significant at a level to require disclosure of historical financial statements and related pro forma financial disclosure. An essential part of the transaction is the federal financial assistance governed by the P&A Agreement with the FDIC, which is not reflective of the previous operations of FNB. The nature and magnitude of the FNB Transaction, coupled with the federal assistance, substantially reduces the relevance of historical financial information of FNB when considering the assessment of the historical financial information relative to future operations. Because the Company believes that the continuity of FNB’s historical operations is substantially lacking after the FNB Transaction and pro forma information is not reasonably available, the Company has omitted certain historical financial information and the related pro forma financial information of FNB pursuant to the guidance provided in Staff Accounting Bulletin Topic 1.K, Financial Statements of Acquired Troubled Financial Institutions (“SAB 1:K”), and a request for relief granted by the SEC. SAB 1:K provides relief from the requirements of Rule 3-05 of Regulation S-X in certain instances, such as the FNB Transaction, where a registrant engages in an acquisition of a significant amount of assets of a troubled financial institution that involves pervasive federal assistance and audited financial statements of the troubled financial institution are not reasonably available. Therefore, no additional historical pro forma information regarding FNB is provided below.

The results of operations acquired in the PlainsCapital Merger have been included in the Company’s consolidated financial results since December 1, 2012. The following table discloses the impact of PlainsCapital (excluding the impact of acquisition-related merger and restructuring charges discussed below) since the acquisition date through December 31, 2012.

The table also presents pro forma results had the PlainsCapital Merger taken place on January 1, 2011 (in thousands), and includes the estimated impact of purchase accounting adjustments. The purchase accounting adjustments reflect the impact of recording the acquired loans at fair value, including the estimated accretion of the purchase discount on the loan portfolio. Accretion estimates were based on the acquisition date purchase discount on the loan portfolio, as it was not practicable to determine the amount of discount that would have been recorded based on economic conditions that existed on January 1, 2011. The pro forma results do not include any potential operating cost savings as a result of the PlainsCapital Merger. Further, certain costs associated with any restructuring or integration activities are also not reflected in the pro forma results. Pro forma results include any acquisition-related merger and restructuring charges incurred during the period. The pro forma results are not indicative of what would have occurred had the PlainsCapital Merger taken place on the indicated date.

	PlainsCapital	Pro Forma Combined
	Acquisition Date	Twelve Months Ended
	through	December 31,
	December 31, 2012	2012	2011
Net interest income	$24,029	$221,635	$225,436
Other revenues	70,085	901,347	616,582
Net income	8,361	75,138	63,067